Other Assets	12 Months Ended
Dec. 31, 2020
Other Assets Noncurrent Disclosure [Abstract]
Other Assets

10. OTHER ASSETS

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Acquisition deposits	38,869,400	8,216,700	1,259,265
Rental deposit	6,685,000	7,410,000	1,135,632
Interest receivable	17,326,910	33,772,617	5,175,880
Returnable consideration from the acquisition of Urban Hotel Group	3,333,421	1,833,421	280,984
Others	10,743,261	15,402,656	2,360,561
Total	76,957,992	66,635,394	10,212,322